UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-1444

DWS Value Equity Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 02/28

Date of reporting period: 05/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                              as of May 31, 2006 (Unaudited)

DWS Enhanced S&P 500 Index Fund

(formerly Scudder Select 500 Fund)

	Shares	Value ($)

Common Stocks 99.4%
Consumer Discretionary 9.3%
Auto Components 0.1%
Johnson Controls, Inc.	1,600	136,272
Diversified Consumer Services 0.2%
H&R Block, Inc.	7,404	168,441
Hotels Restaurants & Leisure 1.7%
Darden Restaurants, Inc.	6,300	223,083
Harrah's Entertainment, Inc.	4,000	304,160
Marriott International, Inc. "A"	4,000	289,320
McDonald's Corp.	16,100	534,037
Starbucks Corp.*	1,300	46,345
Wendy's International, Inc.	4,100	247,148

		1,644,093
Household Durables 1.0%
Black & Decker Corp.	2,900	252,184
KB Home	3,600	184,320
Lennar Corp. "A"	5,100	244,341
Whirlpool Corp.	2,900	260,768

		941,613
Leisure Equipment & Products 0.0%
Mattel, Inc.	2,000	33,620
Media 3.3%
Clear Channel Communications, Inc.	10,700	329,560
Comcast Corp. "A"*	2,671	85,819
News Corp. "A"	30,300	577,821
Omnicom Group, Inc.	3,600	342,396
Time Warner, Inc.	48,804	839,917
Viacom, Inc. "B"*	6,450	243,487
Walt Disney Co.	25,000	762,500

		3,181,500
Multiline Retail 0.9%
Family Dollar Stores, Inc.	3,300	82,434
Federated Department Stores, Inc.	4,220	307,343
J.C. Penney Co., Inc.	5,000	303,800
Nordstrom, Inc.	6,200	228,346

		921,923
Specialty Retail 2.0%
AutoZone, Inc.*	2,600	235,898
Bed Bath & Beyond, Inc.*	7,700	270,809
Home Depot, Inc.	20,980	799,758
Lowe's Companies, Inc.	3,600	224,208
RadioShack Corp.	2,700	45,414
The Gap, Inc.	5,500	100,100

The Sherwin-Williams Co.	4,576	221,341

		1,897,528
Textiles, Apparel & Luxury Goods 0.1%
VF Corp.	1,700	106,981
Consumer Staples 10.7%
Beverages 3.0%
Anheuser-Busch Companies, Inc.	10,700	488,348
Coca-Cola Co.	21,679	954,526
Coca-Cola Enterprises, Inc.	10,900	214,294
Pepsi Bottling Group, Inc.	7,300	228,782
PepsiCo, Inc.	17,197	1,039,731

		2,925,681
Food & Staples Retailing 2.6%
Albertson's, Inc.	10,600	271,466
Costco Wholesale Corp.	7,600	402,268
CVS Corp.	100	2,790
Kroger Co.*	9,000	180,990
Safeway, Inc.	10,244	241,553
SUPERVALU, Inc.	7,800	227,448
Wal-Mart Stores, Inc.	25,028	1,212,607

		2,539,122
Food Products 0.9%
Archer-Daniels-Midland Co.	700	29,099
Campbell Soup Co.	7,400	260,406
General Mills, Inc.	6,900	358,041
H.J. Heinz Co.	6,200	262,570

		910,116
Household Products 2.0%
Colgate-Palmolive Co.	7,500	452,550
Kimberly-Clark Corp.	7,054	427,966
Procter & Gamble Co.	18,860	1,023,155

		1,903,671
Personal Products 0.2%
Estee Lauder Companies, Inc. "A"	5,700	233,358
Tobacco 2.0%
Altria Group, Inc.	20,195	1,461,109
Reynolds American, Inc.	2,400	263,856
UST, Inc.	4,100	180,441

		1,905,406
Energy 11.1%
Energy Equipment & Services 2.0%
Baker Hughes, Inc.	3,700	319,310
Halliburton Co.	6,200	462,458
Nabors Industries Ltd.*	5,700	204,687
Rowan Companies, Inc.	2,100	83,622
Schlumberger Ltd.	6,900	452,433
Transocean, Inc.*	5,100	414,987

		1,937,497
Oil, Gas & Consumable Fuels 9.1%
Anadarko Petroleum Corp.	7,282	361,697
Apache Corp.	5,086	329,980
Chesapeake Energy Corp.	9,100	278,369
Chevron Corp.	21,653	1,294,633

ConocoPhillips	15,377	973,210
Devon Energy Corp.	6,542	375,249
EOG Resources, Inc.	400	26,264
ExxonMobil Corp.	54,305	3,307,717
Hess Corp.	2,000	300,000
Kerr-McGee Corp.	2,806	299,821
Marathon Oil Corp.	851	63,868
Occidental Petroleum Corp.	5,400	535,086
Sunoco, Inc.	3,400	233,206
Valero Energy Corp.	8,200	503,070

		8,882,170
Financials 23.5%
Banks 4.4%
First Horizon National Corp.	2,600	103,896
Golden West Financial Corp.	4,810	351,611
KeyCorp.	4,400	157,168
Marshall & Ilsley Corp.	6,100	276,574
National City Corp.	9,857	363,526
PNC Financial Services Group, Inc.	5,300	365,223
US Bancorp.	15,069	465,180
Wachovia Corp.	4,610	246,635
Washington Mutual, Inc.	12,572	577,180
Wells Fargo & Co.	16,991	1,127,693
Zions Bancorp.	3,184	258,000

		4,292,686
Capital Markets 4.0%
Ameriprise Financial, Inc.	2,216	101,426
Bear Stearns Companies, Inc.	2,500	334,375
E*TRADE Financial Corp.*	10,900	264,543
Franklin Resources, Inc.	2,500	224,875
Lehman Brothers Holdings, Inc.	7,100	472,931
Mellon Financial Corp.	8,800	318,384
Merrill Lynch & Co., Inc.	10,400	753,064
Morgan Stanley	12,000	715,440
The Goldman Sachs Group, Inc.	5,000	754,750

		3,939,788
Consumer Finance 0.9%
American Express Co.	1,180	64,145
Capital One Financial Corp.	4,800	397,296
SLM Corp.	7,035	378,202

		839,643
Diversified Financial Services 6.9%
Bank of America Corp.	42,948	2,078,683
Citigroup, Inc.	45,753	2,255,623
Countrywide Financial Corp.	9,400	359,832
Fannie Mae	4,600	228,850
Freddie Mac	8,031	482,181
JPMorgan Chase & Co.	25,139	1,071,927
MGIC Investment Corp.	3,550	233,839

		6,710,935
Insurance 6.7%
ACE Ltd.	1,400	72,478
AFLAC, Inc.	8,200	383,760

Allstate Corp.	8,757	481,723
Ambac Financial Group, Inc.	3,300	264,495
American International Group, Inc.	24,533	1,491,606
Aon Corp.	2,900	103,385
Chubb Corp.	7,200	363,816
Cincinnati Financial Corp.	420	19,253
Genworth Financial, Inc. "A"	8,800	294,712
Hartford Financial Services Group, Inc.	4,700	413,318
Lincoln National Corp.	5,779	324,664
Loews Corp.	9,000	305,820
MetLife, Inc.	7,020	361,319
Principal Financial Group, Inc.	3,268	178,596
Progressive Corp.	8,516	232,913
Prudential Financial, Inc.	6,707	510,738
Safeco Corp.	2,200	121,814
The St. Paul Travelers Companies, Inc.	5,200	228,904
Torchmark Corp.	4,100	241,408
UnumProvident Corp.	8,300	149,068

		6,543,790
Real Estate 0.6%
Apartment Investment & Management Co. "A" (REIT)	5,100	220,575
Equity Residential (REIT)	2,500	110,250
Kimco Realty Corp. (REIT)	7,100	254,535

		585,360
Health Care 9.8%
Biotechnology 1.0%
Amgen, Inc.*	12,688	857,582
Gilead Sciences, Inc.*	1,600	91,728

		949,310
Health Care Equipment & Supplies 0.1%
Baxter International, Inc.	200	7,540
Becton, Dickinson & Co.	600	36,258
Medtronic, Inc.	400	20,196

		63,994
Health Care Providers & Services 1.9%
Aetna, Inc.	400	15,384
AmerisourceBergen Corp.	5,900	257,181
Cardinal Health, Inc.	6,300	421,533
HCA, Inc.	4,800	213,360
UnitedHealth Group, Inc.	15,624	686,831
WellPoint, Inc.*	3,100	221,898

		1,816,187
Life Sciences Tools & Services 0.2%
Applera Corp. - Applied Biosystems Group	8,300	245,680
Pharmaceuticals 6.6%
Abbott Laboratories	15,604	666,291
Allergan, Inc.	2,800	265,496
Bristol-Myers Squibb Co.	24,411	599,290
Eli Lilly & Co.	44	2,272
Forest Laboratories, Inc.*	1,800	67,464
Johnson & Johnson	28,037	1,688,388
Merck & Co., Inc.	23,550	783,979
Pfizer, Inc.	67,966	1,608,076

Schering-Plough Corp.	2,500	47,650
Watson Pharmaceuticals, Inc.*	2,100	53,193
Wyeth	15,200	695,248

		6,477,347
Industrials 13.4%
Aerospace & Defense 3.5%
Boeing Co.	8,575	713,869
General Dynamics Corp.	6,300	400,932
Honeywell International, Inc.	11,600	477,688
L-3 Communications Holdings, Inc.	3,400	248,064
Lockheed Martin Corp.	5,600	405,944
Northrop Grumman Corp.	5,800	375,144
Rockwell Collins, Inc.	1,447	79,006
United Technologies Corp.	11,604	725,482

		3,426,129
Air Freight & Logistics 1.3%
FedEx Corp.	3,152	344,419
United Parcel Service, Inc. "B"	11,613	935,427

		1,279,846
Building Products 0.2%
American Standard Companies, Inc.	4,400	186,956
Commercial Services & Supplies 0.4%
Waste Management, Inc.	9,900	362,538
Electrical Equipment 0.5%
Emerson Electric Co.	5,700	470,364
Industrial Conglomerates 4.7%
3M Co.	8,584	718,137
General Electric Co.	93,058	3,188,167
Tyco International Ltd.	24,000	650,640

		4,556,944
Machinery 1.8%
Caterpillar, Inc.	8,200	598,190
Danaher Corp.	4,900	314,139
Deere & Co.	4,200	359,520
Illinois Tool Works, Inc.	7,400	367,410
ITT Industries, Inc.	2,300	119,945
Parker Hannifin Corp.	300	23,406

		1,782,610
Road & Rail 1.0%
Burlington Northern Santa Fe Corp.	5,500	425,755
CSX Corp.	4,700	314,524
Union Pacific Corp.	3,171	294,269

		1,034,548
Information Technology 11.8%
Communications Equipment 2.5%
Cisco Systems, Inc.*	27,944	549,938
Corning, Inc.*	20,200	489,850
Motorola, Inc.	28,300	596,847
QUALCOMM, Inc.	17,492	790,813

		2,427,448
Computers & Peripherals 2.3%
EMC Corp.*	4,700	60,160

Hewlett-Packard Co.	29,655	960,229
International Business Machines Corp.	15,538	1,241,486

		2,261,875
Internet Software & Services 1.1%
Google, Inc. "A"*	2,200	818,004
VeriSign, Inc.*	10,800	242,460

		1,060,464
IT Consulting & Services 0.8%
Affiliated Computer Services, Inc. "A"*	4,700	234,624
Computer Sciences Corp.*	4,900	275,625
Convergys Corp.*	11,300	210,632
First Data Corp.	2,300	106,053
Fiserv, Inc.*	100	4,315

		831,249
Semiconductors & Semiconductor Equipment 2.7%
Applied Materials, Inc.	24,200	409,222
Broadcom Corp. "A"*	9,000	304,290
Freescale Semiconductor, Inc. "B"*	3,532	110,234
Intel Corp.	23,564	424,623
Maxim Integrated Products, Inc.	8,600	264,278
Micron Technology, Inc.*	700	11,592
National Semiconductor Corp.	1,300	33,384
Novellus Systems, Inc.*	9,300	215,388
NVIDIA Corp.*	10,900	250,482
Texas Instruments, Inc.	19,200	599,616

		2,623,109
Software 2.4%
Intuit, Inc.*	5,000	276,450
Microsoft Corp.	53,516	1,212,138
Oracle Corp.*	45,500	647,010
Parametric Technology Corp.*	13,200	176,088

		2,311,686
Materials 2.9%
Chemicals 1.2%
Ashland, Inc.	2,600	162,500
E.I. du Pont de Nemours & Co.	12,200	518,866
Engelhard Corp.	6,000	233,580
PPG Industries, Inc.	4,300	276,662

		1,191,608
Containers & Packaging 0.3%
Temple-Inland, Inc.	5,200	223,652
Metals & Mining 1.1%
Alcoa, Inc.	13,000	412,360
Newmont Mining Corp.	1,900	99,085
Phelps Dodge Corp.	3,900	334,191
United States Steel Corp.	3,800	252,244

		1,097,880
Paper & Forest Products 0.3%
Weyerhaeuser Co.	4,700	300,612
Telecommunication Services 3.8%
Diversified Telecommunication Services 3.1%
AT&T, Inc.	39,612	1,032,289

BellSouth Corp.	20,809	702,720
Embarq Corp.*	1,266	52,765
Qwest Communications International, Inc.*	42,500	297,925
Verizon Communications, Inc.	30,031	937,267

		3,022,966
Wireless Telecommunication Services 0.7%
ALLTEL Corp.	200	12,370
Sprint Nextel Corp.	32,625	691,976

		704,346
Utilities 3.1%
Electric Utilities 1.7%
American Electric Power Co., Inc.	7,292	249,897
Entergy Corp.	4,600	322,506
Exelon Corp.	8,884	502,923
FirstEnergy Corp.	5,071	265,822
Southern Co.	9,678	309,406

		1,650,554
Gas Utilities 0.2%
Nicor, Inc.	5,200	213,096
Independent Power Producers & Energy Traders 0.2%
Constellation Energy Group	2,905	150,188
TXU Corp.	300	17,190

		167,378
Multi-Utilities 1.0%
CenterPoint Energy, Inc.	9,000	107,910
Consolidated Edison, Inc.	6,700	295,470
Dominion Resources, Inc.	200	14,516
Duke Energy Corp.	5,700	160,854
Public Service Enterprise Group, Inc.	2,381	151,741
Sempra Energy	6,600	296,802

		1,027,293

Total Common Stocks (Cost $80,657,838)		96,948,863
	Principal Amount ($)	Value ($)

US Treasury Obligations 0.1%

US Treasury Bill, 4.66%**, 09/21/2006 (a) (Cost $98,551)	100,000	98,551
	Shares	Value ($)

Securities Lending Collateral 0.1%
Daily Assets Fund Institutional, 5.0% (b) (c) (Cost $104,370)	104,370	104,370
Cash Equivalents 0.6%
Cash Management QP Trust, 5.01% (d) (Cost $633,933)	633,933	633,933

				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 81,494,692)				100.2	97,785,717
Other Assets and Liabilities, Net				(0.2)	(231,144)

Net Assets				100.0	97,554,573

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate. The value of all securities loaned at May 31, 2006 amounted to $102,270 which is 0.1% of net assets.
(a)				At May 31, 2006, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)				Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)				Represents collateral held in connection with securities lending.
(d)				Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
At May 31, 2006, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

S&P Mini 500 Index Futures	6/16/2006	15	980,594	954,075	(26,519)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Enhanced S&P 500 Index Fund, a series of DWS Value Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Enhanced S&P 500 Index Fund, a series of DWS Value Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 24, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 July 24, 2006